UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                  HAVERFORD QUALITY GROWTH
                                                                 STOCK FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 137.4%
---------------------------------------------------------------------------------------------
                                                                    SHARES          VALUE
                                                                  -----------   -------------
CONSUMER DISCRETIONARY -- 24.0%
    Gannett                                                            10,500   $     648,900
    Home Depot                                                         13,600         551,480
    Johnson Controls                                                    6,125         424,095
    Lowe's                                                             12,550         797,553
    McGraw-Hill                                                        11,450         584,408
    Target                                                              5,375         294,281
                                                                                -------------
                                                                                    3,300,717
                                                                                -------------
CONSUMER STAPLES -- 33.4%
    Coca-Cola                                                          11,325         468,628
    Colgate-Palmolive                                                  14,975         821,978
    PepsiCo                                                            16,625         950,617
    Procter & Gamble                                                    7,325         433,860
    Sysco                                                              28,925         887,419
    Wal-Mart Stores                                                    22,400       1,032,864
                                                                                -------------
                                                                                    4,595,366
                                                                                -------------
ENERGY -- 4.4%
    Exxon Mobil                                                         9,550         599,262
                                                                                -------------
FINANCIAL SERVICES -- 21.9%
    Aflac                                                              12,325         578,659
    American Express                                                    4,850         254,382
    American International Group                                       14,225         931,169
    Citigroup                                                          11,400         531,012
    Wells Fargo                                                        11,500         717,140
                                                                                -------------
                                                                                    3,012,362
                                                                                -------------
HEALTH CARE -- 25.7%
    Abbott Laboratories                                                 9,475         408,846
    Becton Dickinson                                                    3,875         251,100
    Johnson & Johnson                                                  19,950       1,147,923
    Medtronic                                                          10,050         567,524
    Novartis ADR                                                        8,775         484,029
    Pfizer                                                             26,350         676,668
                                                                                -------------
                                                                                    3,536,090
                                                                                -------------
INDUSTRIAL -- 13.2%
    3M                                                                  4,300         312,825
    General Electric                                                   34,625       1,133,969
    United Parcel Service, Cl B                                         4,975         372,677
                                                                                -------------
                                                                                    1,819,471
                                                                                -------------
INFORMATION SERVICES -- 14.8%
    Automatic Data Processing                                          15,525         682,168
    Intel                                                              36,625         779,014
    Microsoft                                                          20,250         570,038
                                                                                -------------
                                                                                    2,031,220
                                                                                -------------

    TOTAL COMMON STOCK
        (Cost $18,262,748)                                                         18,894,488
                                                                                -------------




THE ADVISORS' INNER CIRCLE FUND                                  HAVERFORD QUALITY GROWTH
                                                                 STOCK FUND
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS (A) -- 5.0%
---------------------------------------------------------------------------------------------
                                                                    SHARES          VALUE
                                                                  -----------   -------------
    SEI Daily Income Trust, Government Fund, Cl A, 4.160%              93,780   $      93,780
    SEI Daily Income Trust, Prime Obligation Fund, Cl A, 4.240%       599,158         599,158
                                                                                -------------
    TOTAL CASH EQUIVALENTS
        (Cost $692,938)                                                               692,938
                                                                                -------------
    TOTAL INVESTMENTS -- 142.4%
        (Cost $18,955,686)+                                                     $  19,587,426
                                                                                =============

    PERCENTAGES ARE BASED ON NET ASSETS OF $13,755,408.

(A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006. ADR AMERICAN DEPOSITARY RECEIPT
CL  CLASS

+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,955,686, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,242,120 AND $(610,380) RESPECTIVELY.

    FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


HIM-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006

By (Signature and Title)*                        /s/ Michael Lawson
                                                 --------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.